Joint ventures and associated companies - Summary of Carrying Value of Interests in Joint Ventures and Associated Companies Accounted Under the Equity Method (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Joint Ventures And Associates [Line Items]
Net income	$ 110	$ 130
Joint ventures [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying amount	248	223
Net income	103	107
Associated companies [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying amount	463	431
Net income	$ 7	$ 23